OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Results by segment

			Defense
	Civil Aviation		and Security		Healthcare			Total
	2023	2022	2023	2022	2023	2022	2023	2022
External revenue	$2,166.4	$1,617.8	$1,844.2	$1,602.1	$192.7	$151.4	$4,203.3	$3,371.3
Depreciation and amortization	243.4	224.1	86.8	73.4	12.0	13.0	342.2	310.5
Impairment (reversal) of non-financial assets – net	1.2	34.5	(3.5)	3.0	(0.1)	4.3	(2.4)	41.8
Share of after-tax profit of equity accounted investees	47.0	42.1	6.2	6.4	—	—	53.2	48.5
Operating income	430.3	224.1	35.7	56.0	8.0	4.1	474.0	284.2
Adjusted segment operating income	485.3	314.7	53.1	119.2	9.7	10.6	548.1	444.5

Reconciliation of adjusted segment operating income is as follows:

			Defense
	Civil Aviation		and Security		Healthcare			Total
	2023	2022	2023	2022	2023	2022	2023	2022
Operating income	$430.3	$224.1	$35.7	$56.0	$8.0	$4.1	$474.0	$284.2
Restructuring, integration and acquisition costs (Note 5)	52.0	79.0	10.6	61.4	1.7	6.5	64.3	146.9
Impairments and other gains and losses arising from
significant strategic transactions or specific events:
Impairment reversal of non-financial assets following
their repurposing and optimization (Note 5)	3.0	—	6.8	—	—	—	9.8	—
Cloud computing transition adjustment (Note 4)	—	11.6	—	1.8	—	—	—	13.4
Adjusted segment operating income	$485.3	$314.7	$53.1	$119.2	$9.7	$10.6	$548.1	$444.5
Capital expenditures by segment, which consist of property, plant and equipment expenditures and intangible assets expenditures (excluding those acquired in business combinations), are as follows:

	2023	2022
Civil Aviation	$329.2	$300.7
Defense and Security	53.6	46.5
Healthcare	12.4	15.6
Total capital expenditures	$395.2	$362.8

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2023	2022
Assets employed
Civil Aviation	$5,852.4	$5,269.6
Defense and Security	3,436.2	3,163.1
Healthcare	310.1	269.2
Assets not included in assets employed	837.8	876.9
Total assets	$10,436.5	$9,578.8
Liabilities employed
Civil Aviation	$1,142.0	$1,012.7
Defense and Security	871.2	824.8
Healthcare	69.3	64.9
Liabilities not included in liabilities employed	3,765.1	3,589.8
Total liabilities	$5,847.6	$5,492.2

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2023	2022
Products	$1,570.8	$1,403.6
Training, software and services	2,632.5	1,967.7
Total external revenue	$4,203.3	$3,371.3

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2023	2022
External revenue
Canada	$372.0	$366.8
United States	2,184.7	1,682.5
United Kingdom	264.2	208.5
Rest of Americas	89.6	78.4
Europe	574.0	473.4
Asia	627.0	472.2
Oceania and Africa	91.8	89.5
	$4,203.3	$3,371.3

	2023	2022
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets
Canada	$1,641.2	$1,570.8
United States	4,049.8	3,554.2
United Kingdom	383.9	370.4
Rest of Americas	180.8	177.0
Europe	982.4	916.3
Asia	519.8	498.1
Oceania and Africa	112.5	79.5
	$7,870.4	$7,166.3